Cover - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	VivoPower International PLC (the “Company” or “we”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to its Annual Report on Form 20-F for the year ended June 30, 2025, which was filed with the Securities and Exchange Commission on October 30, 2025 (the “Original Filing”). This Amendment is being filed solely to (i) amend and supplement the disclosure in the Original Filing in response to Item 16F of Form 20-F, “Change in Registrant’s Certifying Accountant,” (ii) amend Item 18 of the Original Filing to include the Report of Independent Registered Public Accounting Firm of PKF Littlejohn LLP (“PKF”), which includes an audit report that reflects PKF’s audit of and opinion on the Company’s financial statements as of and for the years ended June 30, 2024 and 2023, as set forth on page F-5 of this Amendment, and (iii) to include: a copy of the letter from PKF, as required by Item 16F(a)(3) of Form 20-F, as Exhibit 15.1 to this Amendment; an auditor consent of PKF as Exhibit 16.1 to this Amendment; and an auditor consent of WithumSmith+Brown, PC, the Company’s independent registered public accounting firm as Exhibit 16.2 to this Amendment. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment. Except for the matters described above, this Amendment does not modify or update any other disclosures in, or exhibits to, the Original Filing, and does not reflect any events occurring after the date of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	1-37974
Entity Registrant Name	VIVOPOWER INTERNATIONAL PLC
Entity Central Index Key	0001681348
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Blackwell House
Entity Address, Address Line Two	Guildhall Yard
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 5AE
Title of 12(b) Security	Ordinary Shares, nominal value $0.12 per share
Trading Symbol	VVPR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,527,212
Entity Listing, Par Value Per Share	$ 0.12
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	100	2814
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of VivoPower International PLC and Subsidiaries (the “Company”) as of June 30, 2025, and the related consolidated statements of comprehensive loss, changes in equity, and cash flows for the year ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025, and the results of its operations and its cash flows for the year ended June 30, 2025, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
Auditor Name	WithumSmith+Brown, PC	PKF Littlejohn LLP
Auditor Location	Philadelphia, Pennsylvania	London
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Blackwell House
Entity Address, Address Line Two	Guildhall Yard
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 5AE
City Area Code	+44
Local Phone Number	203-667-5158
Contact Personnel Name	Kevin Chin